REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Over time:
Charter hire	$ 104,986	$ 129,761	$ 135,027
Freight revenue	129,051	178,750	168,828
Vessel revenue	234,037	308,511	303,855
Management fees	1,526	5,105	5,676
Miscellaneous	579	884	820
Other	2,105	5,989	6,496
At a point in time:
Sale of ships	42,468	15,986	8,477
Sale of bunkers and other consumables	607	560	190
Ship sales	43,075	16,546	8,667
Revenue	$ 279,217	$ 331,046	$ 319,018